Philadelphia Investment Partners New Generation Fund
INVESTMENT GOALS
The investment objective of Philadelphia Investment Partners New Generation Fund (the “Fund”) is long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “Sales Loads” section beginning on page 19 of the Fund’s prospectus and on page 33 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Philadelphia Investment Partners New Generation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed) (imposed only if redemption occurs within 60 days of initial purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Philadelphia Investment Partners New Generation Fund
Management Fees		1.49%
Distribution (12b-1) Fees		none
Shareholder Service Fees		0.25%
Dividend Expense on Securities Sold Short and Interest Expense on Borrowings		1.09%
Remainder of Other Expenses		3.97%
Other Expenses:		5.31%
Acquired Fund Fees and Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		6.96%
Fee Reduction and/or Expense Reimbursement	[2]	(3.75%)
Total Annual Fund Operating Expenses After Fee Reduction and Expense Reimbursement	[2]	3.21%
[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in exchange-traded funds or other investment companies that have their own expenses. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value, and the Total Annual Fund Operating Expenses reflected in this fee table do not correlate to the ratio of Expenses to Average Net Assets found in the Fund's financial statements, or in the "Financial Highlights" section of this Prospectus.
[2]	The Adviser, has contractually agreed to reduce its fees and/or reimburse expenses in order to limit the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund's average net assets. To the extent that the Fund incurs any excluded expenses (e.g., Acquired Fund Fees and Expenses, Dividend Expense on Securities Sold Short and Interest Expense on Borrowings), the Total Annual Fund Operating Expenses After Fee Reduction and Expense Reimbursement will exceed 1.96%. This expense limitation agreement will have a term ending October 1, 2013. To the extent that the Adviser reduces its fees and/or reimburses expenses to satisfy the expense limitation, it may seek repayment of a portion or all of such amounts at any time within three years after such amounts were reduced or reimbursed, subject to the 1.96% expense cap. Any such recoupment by the Adviser is subject to approval by the Trust's Board of Trustees. This expense limitation agreement may be terminated prior to October 1, 2013 only with the consent of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Philadelphia Investment Partners New Generation Fund	783	2,107	3,379	6,347

PORTFOLIO TURNOVER

The Fund pays transaction costs such as commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the Fund is long-term capital appreciation.  The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies.

The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%.  The Fund generally will hold long positions equal in value to approximately 130% of its assets and short positions equal in value to approximately 30% of its assets, but may vary from these targets, depending on the relative performance of the Adviser’s securities selections and the availability of attractive investment opportunities.  The proceeds from the short sales may be used to purchase all or a portion of the additional 30% of the Fund’s long positions.  Accordingly, under normal market conditions, the Fund’s long positions may range from 120% to 140% and its short positions may range from 20% to 40% of its assets.

In making investment decisions for the Fund, the Adviser utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies’ stocks.  The Adviser will take a long position when it has determined the security to be either undervalued or perceived to be an out-performer relative to the market.  The Adviser will take a short position in a security when it has determined the security to be either overvalued or a perceived underperformer relative to the market.  When the Adviser determines that the value of the long or short position is no longer valid, the Adviser will either reduce or remove the position entirely from the portfolio.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer.  Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer.  Equity securities consist of common stocks, preferred stocks, convertible securities, and warrants.

The Fund may invest in exchange-traded mutual funds (“ETFs”), including ETFs that hold portfolios of securities that closely track the price performance and dividend yield of various indices, and actively managed ETFs.

Under normal market conditions, the Fund intends to invest approximately 75% of its assets in U. S. companies with the remaining 25% being invested in equity securities of non-U. S. companies.  With respect to its investments in U. S. companies, the Fund intends to invest at least 60% of such assets in U. S. large cap companies (which are companies that the Adviser believes have a market capitalization of at least $10 billion).  The Fund will invest its remaining assets allocated to U. S. companies in U. S. mid cap or small cap companies (which are companies that the Adviser believes have a market capitalization of less than $10 billion).  Of those assets invested in U. S. mid cap or small cap companies, the Fund may invest up to 5% in U. S. micro cap companies (which are companies that the Adviser believes have a market capitalization of less then $1 billion).  With respect to its investments in the equity securities of non-U. S. companies, the Fund may invest directly in such foreign securities.  The Fund may also invest in sponsored American Depository Receipts (“ADRs”) and ETFs to gain exposure to non-U. S. markets.  The Fund will gain exposure to non-U. S. markets using ETFs that track a foreign index or securities within a particular country or region.

As market conditions change, the securities held in the Fund may vary significantly.  The Fund may purchase and sell options, both for hedging and for speculative purposes.  Further, the Fund may purchase and sell put and call options on (i) individual equity securities, (ii) aggregates of equity securities or (iii) equity securities indices and other financial indices.  These may include options traded on national securities exchanges or quoted on NASDAQ.

In attempting to respond to unusual or adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment objective.  As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.  The Fund may hold cash or invest in cash equivalents for short-term investments.  Although the Fund would do this for temporary defensive purposes, or for monies awaiting investment in portfolio securities, it could reduce the benefit from any upswing in the market.

A short sale is a transaction in which the Fund sells securities it has borrowed in anticipation of a decline in the market price of the securities.

Short sales are intended to allow the Fund to earn returns on securities the Fund’s Adviser believes will underperform and are intended to allow the Fund to maintain additional long positions while keeping the Fund’s net exposure at a level similar to a “long only” strategy.  As a result, the Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%.

The Fund will engage in active and frequent trading.

PRINCIPAL RISKS

General Risks.  An investment in the Fund is not a bank deposit.  It is not insured or guaranteed by the FDIC or any other government agency.  It is not a complete investment program.  The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.  The following is a summary description of certain risks of investing in the Fund.

Market Risk.  The prices of securities held by the Fund may decline in response to certain events, including events in the stock market generally or that are specifically related to a particular company; changing economic conditions, including changes in interest rates; industry and company conditions; changing technology and competition; inability to consistently select securities that appreciate in value, or anticipate changes that can adversely affect the value of the Fund’s holdings.

Risk of Short Sales.  If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer.  The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so.  Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities.  The Fund will be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.  Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position.  Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets.  The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract.  In such instances the Fund may not be able to substitute or sell the pledged collateral.  Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations.  This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.  Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

Leverage Risk.  By investing the proceeds received from selling securities short, the Fund could be deemed to be facing special risks.  This technique may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value greater than it would be without the use of such a technique.  This could result in increased volatility of returns.  There is no guarantee that the Fund will thus indirectly leverage its portfolio, or if it does, that the Fund’s strategy will be successful.

Risks of Equity Securities.  There are risks associated with the Fund’s investments in equity securities.  Common stocks represent an equity or ownership interest in an issuer and are subject to market risks that may cause their prices to fluctuate over time.  Preferred stocks represent an equity or ownership interest in an issuer that typically pays dividends at a specified rate and that has priority over common stock in the payment of dividends and in liquidation.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Different types of investments tend to shift into and out of favor with investors depending on changes in market and economic conditions.  Although stocks may outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term.  These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.  Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.  The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Large Cap Stock Risk.  By investing in large capitalization stocks, the Fund may underperform a fund that invests primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

Mid-Cap, Small Cap and Micro Cap Risk.  To the extent the Fund invests in micro cap, small and midsize companies, it will be subject to additional risks because the earnings and revenues of these companies tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.  The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the Fund’s ability to sell these securities.  The prices of small-cap and micro-cap company securities may fall regardless of trends in the broader markets.

Foreign Securities.  The Fund also invests in foreign securities (either directly or indirectly through the purchase of ADRs or ETFs) which may impact the volatility of the Fund due to certain events such as economic or political instability, currency fluctuations, and the difficulties associated with receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, and possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

Regulatory Risk.  Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its short-selling strategy, either generally, or with respect to certain industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

Investments in ADRs.  ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  ADRs may entail the special risks of international investing, including currency exchange fluctuations, governmental regulations, and the potential for political and economic instability.

Investments in ETFs.  The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Therefore, it may be more costly to own an ETF than to own the underlying securities directly.  In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Options Risks.  The Fund may lose money using options, regardless of the purpose for using such instruments.  Using options may increase the volatility of the Fund’s net asset value and may involve a small investment relative to the risk assumed.

Cash and Other Short-Term Investments.  The Fund may hold cash or invest in cash equivalents for short-term investments.  Although the Fund would do this for temporary defensive purposes, or for monies awaiting investment in portfolio securities, it could reduce the benefit from any upswing in the market and could result in the Fund not achieving its objective.

Lack of Experience of the Investment Adviser.  The Adviser has no prior experience as an investment adviser to a mutual fund registered under the Investment Company Act of 1940, as amended.

PERFORMANCE INFORMATION

No performance information is provided because the Fund has not yet completed a full calendar year of investment operations.  The information presented at that time will indicate the risks of an investment in the Fund by comparing the Fund’s performance with the S & P 500 Index, the Russell 2000 Index and the MSCI EAFE Index, each of which is a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Philadelphia Investment Partners New Generation Fund
Central Index Key	dei_EntityCentralIndexKey	0001484961
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Philadelphia Investment Partners New Generation Fund
Risk/Return:	rr_RiskReturnAbstract
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 31, 2012
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOALS
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Philadelphia Investment Partners New Generation Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “Sales Loads” section beginning on page 19 of the Fund’s prospectus and on page 33 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs such as commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The investment objective of the Fund is long-term capital appreciation.  The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies.

The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%.  The Fund generally will hold long positions equal in value to approximately 130% of its assets and short positions equal in value to approximately 30% of its assets, but may vary from these targets, depending on the relative performance of the Adviser’s securities selections and the availability of attractive investment opportunities.  The proceeds from the short sales may be used to purchase all or a portion of the additional 30% of the Fund’s long positions.  Accordingly, under normal market conditions, the Fund’s long positions may range from 120% to 140% and its short positions may range from 20% to 40% of its assets.

In making investment decisions for the Fund, the Adviser utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies’ stocks.  The Adviser will take a long position when it has determined the security to be either undervalued or perceived to be an out-performer relative to the market.  The Adviser will take a short position in a security when it has determined the security to be either overvalued or a perceived underperformer relative to the market.  When the Adviser determines that the value of the long or short position is no longer valid, the Adviser will either reduce or remove the position entirely from the portfolio.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer.  Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer.  Equity securities consist of common stocks, preferred stocks, convertible securities, and warrants.

The Fund may invest in exchange-traded mutual funds (“ETFs”), including ETFs that hold portfolios of securities that closely track the price performance and dividend yield of various indices, and actively managed ETFs.

Under normal market conditions, the Fund intends to invest approximately 75% of its assets in U. S. companies with the remaining 25% being invested in equity securities of non-U. S. companies.  With respect to its investments in U. S. companies, the Fund intends to invest at least 60% of such assets in U. S. large cap companies (which are companies that the Adviser believes have a market capitalization of at least $10 billion).  The Fund will invest its remaining assets allocated to U. S. companies in U. S. mid cap or small cap companies (which are companies that the Adviser believes have a market capitalization of less than $10 billion).  Of those assets invested in U. S. mid cap or small cap companies, the Fund may invest up to 5% in U. S. micro cap companies (which are companies that the Adviser believes have a market capitalization of less then $1 billion).  With respect to its investments in the equity securities of non-U. S. companies, the Fund may invest directly in such foreign securities.  The Fund may also invest in sponsored American Depository Receipts (“ADRs”) and ETFs to gain exposure to non-U. S. markets.  The Fund will gain exposure to non-U. S. markets using ETFs that track a foreign index or securities within a particular country or region.

As market conditions change, the securities held in the Fund may vary significantly.  The Fund may purchase and sell options, both for hedging and for speculative purposes.  Further, the Fund may purchase and sell put and call options on (i) individual equity securities, (ii) aggregates of equity securities or (iii) equity securities indices and other financial indices.  These may include options traded on national securities exchanges or quoted on NASDAQ.

In attempting to respond to unusual or adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment objective.  As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.  The Fund may hold cash or invest in cash equivalents for short-term investments.  Although the Fund would do this for temporary defensive purposes, or for monies awaiting investment in portfolio securities, it could reduce the benefit from any upswing in the market.

A short sale is a transaction in which the Fund sells securities it has borrowed in anticipation of a decline in the market price of the securities.

Short sales are intended to allow the Fund to earn returns on securities the Fund’s Adviser believes will underperform and are intended to allow the Fund to maintain additional long positions while keeping the Fund’s net exposure at a level similar to a “long only” strategy.  As a result, the Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%.

The Fund will engage in active and frequent trading.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Risks.  An investment in the Fund is not a bank deposit.  It is not insured or guaranteed by the FDIC or any other government agency.  It is not a complete investment program.  The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.  The following is a summary description of certain risks of investing in the Fund.

Market Risk.  The prices of securities held by the Fund may decline in response to certain events, including events in the stock market generally or that are specifically related to a particular company; changing economic conditions, including changes in interest rates; industry and company conditions; changing technology and competition; inability to consistently select securities that appreciate in value, or anticipate changes that can adversely affect the value of the Fund’s holdings.

Risk of Short Sales.  If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer.  The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so.  Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities.  The Fund will be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.  Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position.  Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets.  The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract.  In such instances the Fund may not be able to substitute or sell the pledged collateral.  Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations.  This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.  Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

Leverage Risk.  By investing the proceeds received from selling securities short, the Fund could be deemed to be facing special risks.  This technique may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value greater than it would be without the use of such a technique.  This could result in increased volatility of returns.  There is no guarantee that the Fund will thus indirectly leverage its portfolio, or if it does, that the Fund’s strategy will be successful.

Risks of Equity Securities.  There are risks associated with the Fund’s investments in equity securities.  Common stocks represent an equity or ownership interest in an issuer and are subject to market risks that may cause their prices to fluctuate over time.  Preferred stocks represent an equity or ownership interest in an issuer that typically pays dividends at a specified rate and that has priority over common stock in the payment of dividends and in liquidation.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Different types of investments tend to shift into and out of favor with investors depending on changes in market and economic conditions.  Although stocks may outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term.  These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.  Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.  The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Large Cap Stock Risk.  By investing in large capitalization stocks, the Fund may underperform a fund that invests primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

Mid-Cap, Small Cap and Micro Cap Risk.  To the extent the Fund invests in micro cap, small and midsize companies, it will be subject to additional risks because the earnings and revenues of these companies tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.  The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the Fund’s ability to sell these securities.  The prices of small-cap and micro-cap company securities may fall regardless of trends in the broader markets.

Foreign Securities.  The Fund also invests in foreign securities (either directly or indirectly through the purchase of ADRs or ETFs) which may impact the volatility of the Fund due to certain events such as economic or political instability, currency fluctuations, and the difficulties associated with receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, and possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets.

Regulatory Risk.  Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its short-selling strategy, either generally, or with respect to certain industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

Investments in ADRs.  ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  ADRs may entail the special risks of international investing, including currency exchange fluctuations, governmental regulations, and the potential for political and economic instability.

Investments in ETFs.  The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  Therefore, it may be more costly to own an ETF than to own the underlying securities directly.  In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Options Risks.  The Fund may lose money using options, regardless of the purpose for using such instruments.  Using options may increase the volatility of the Fund’s net asset value and may involve a small investment relative to the risk assumed.

Cash and Other Short-Term Investments.  The Fund may hold cash or invest in cash equivalents for short-term investments.  Although the Fund would do this for temporary defensive purposes, or for monies awaiting investment in portfolio securities, it could reduce the benefit from any upswing in the market and could result in the Fund not achieving its objective.

Lack of Experience of the Investment Adviser.  The Adviser has no prior experience as an investment adviser to a mutual fund registered under the Investment Company Act of 1940, as amended.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is provided because the Fund has not yet completed a full calendar year of investment operations.  The information presented at that time will indicate the risks of an investment in the Fund by comparing the Fund’s performance with the S & P 500 Index, the Russell 2000 Index and the MSCI EAFE Index, each of which is a broad measure of market performance.

Philadelphia Investment Partners New Generation Fund | Philadelphia Investment Partners New Generation Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed) (imposed only if redemption occurs within 60 days of initial purchase){neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Dividend Expense on Securities Sold Short and Interest Expense on Borrowings	rr_Component2OtherExpensesOverAssets	1.09%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	3.97%
Other Expenses:	rr_OtherExpensesOverAssets	5.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.96%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.75%)	[2]
Total Annual Fund Operating Expenses After Fee Reduction and Expense Reimbursement	rr_NetExpensesOverAssets	3.21%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	783
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,107
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,347
[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in exchange-traded funds or other investment companies that have their own expenses. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value, and the Total Annual Fund Operating Expenses reflected in this fee table do not correlate to the ratio of Expenses to Average Net Assets found in the Fund's financial statements, or in the "Financial Highlights" section of this Prospectus.
[2]	The Adviser, has contractually agreed to reduce its fees and/or reimburse expenses in order to limit the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund's average net assets. To the extent that the Fund incurs any excluded expenses (e.g., Acquired Fund Fees and Expenses, Dividend Expense on Securities Sold Short and Interest Expense on Borrowings), the Total Annual Fund Operating Expenses After Fee Reduction and Expense Reimbursement will exceed 1.96%. This expense limitation agreement will have a term ending October 1, 2013. To the extent that the Adviser reduces its fees and/or reimburses expenses to satisfy the expense limitation, it may seek repayment of a portion or all of such amounts at any time within three years after such amounts were reduced or reimbursed, subject to the 1.96% expense cap. Any such recoupment by the Adviser is subject to approval by the Trust's Board of Trustees. This expense limitation agreement may be terminated prior to October 1, 2013 only with the consent of the Trust's Board of Trustees.